Property, Equipment, Network Under Construction, and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment and network under construction consisted
	Year Ended December 31,
	2021	2020
	(in thousands)
Network under construction	$494	$16,828
TerraPoiNT network	16,620	—
Office equipment, furniture, and leasehold improvements	1,270	1,201
Pinnacle network	6,581	5,767
Accumulated depreciation	(2,714)	(1,262)
Property and equipment, net	$22,251	$22,534

Schedule of Intangible assets
	Year Ended December 31,
	2021	2020
	(in thousands)
Indefinite-Lived Intangible assets	$3,467	$3,467
Software	$2,432	$2,172
Accumulated Amortization	(1,804)	(1,494)
Software, net	628	678

Schedule of future amortization
For the twelve months ending December 31, 2022	316
For the twelve months ending December 31, 2023	255
For the twelve months ending December 31, 2024	57